Organization and Principal Actitivies (Details)			1 Months Ended				6 Months Ended
	Jul. 04, 2017 $ / shares shares	May 08, 2017	May 19, 2022 shares	Feb. 22, 2021 shares	Feb. 21, 2021 shares	Oct. 20, 2017 $ / shares shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 ¥ / shares	Mar. 31, 2022 $ / shares
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks						10,300,000
Common stock par value | $ / shares						$ 0.001	$ 0.08		$ 0.08
Shares hold collectively	100.00%						100.00%	100.00%
Ownership percentage	100.00%
Reverse stock split			121,250	2,575,000	121,250
Related party transaction, Description							Taizhou Suxuantang was incorporated on June 9, 2005 by Jianping Zhou, Xiufang Yuan (the spouse of Jianping Zhou) and Jianbin Zhou, who held 83%, 11.5% and 5.5% shares in Taizhou Suxuantang respectively.
Exercise price | (per share)							$ 0.01	¥ 10
Individuals [Member]
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks						9,700,000
FengZhou [Member]
Organization and Principal Actitivies (Details) [Line Items]
Percentage of shares		83.00%
Ziqun Zhou [Member]
Organization and Principal Actitivies (Details) [Line Items]
Percentage of shares		11.50%
Di Zhou [Member]
Organization and Principal Actitivies (Details) [Line Items]
Percentage of shares		5.50%
British virgin island [Member]
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks	10,300,000
Common stock par value | $ / shares	$ 0.001